ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES
GSX Techedu Inc. was incorporated under the laws of the Cayman Islands in August 2014. The Company, its subsidiaries, its consolidated variable interest entity (“VIE”) and VIE’s subsidiaries (collectively the “Group”) are currently engaged in the business of providing
K-12
tutoring services, foreign language, professional and admission courses in the People’s Republic of China (“PRC”).
Beijing BaiJiaHuLian Technology Co., Ltd (“Beijing BaiJiaHuLian” or “VIE”) was founded in June 2014, as a limited liability company in the PRC, and the name changed to Beijing BaiJia Technology Co., Ltd (“Beijing BaiJia” or “VIE”) in September 2020. Beijing BaiJia and its subsidiaries are primarily engaged in providing online
K-12
tutoring services, foreign language, professional and admission courses in the PRC.
There are some uncertainties as to whether applicable PRC laws and regulations prohibit foreign investors from providing internet and other business in the PRC. To comply with the relevant PRC laws and regulations, the Company operates substantially all of its business through its VIE. On April 28, 2015, BaiJia Technology Group Holdings Limited, through BaiJiaHuLian HK Holdings Limited (“BaiJiaHuLian HK”) and its PRC subsidiary, Beijing Lexuebang Network Technology Co., Ltd. (“Beijing Lexuebang”), entered into a series of contractual arrangements with Beijing BaiJia, and the shareholders of Beijing BaiJia. The series of contractual agreements include an Exclusive Management Services and Business Cooperation Agreement, an Exclusive Call Option Agreement, an Equity Pledge Agreement, Powers of Attorney, Spousal Consent Letters and Letters of Commitment. Those agreements were amended on March 2019 with no significant differences. In connection with the amendment and as part of the Group’s efforts to streamline the corporate structure, the Group removed six existing nominee shareholders as parties to the contractual arrangements with Beijing BaiJia and its shareholders. The rights and obligations of these nominee shareholders under these contractual arrangements have been assumed by Mr. Larry Xiangdong Chen.
The Group believes that these contractual arrangements would enable the Company to (1) have power to direct the activities that most significant affects the economic performance of VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE. Accordingly, the Company is considered the primary beneficiary of the VIE.
The Company’s subsidiaries, VIE and VIE’s major subsidiaries as of December 31, 2020 were as follow:

Name	Later of date of establishment or acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries:
BaiJiaHuLian HK	Aug 18, 2014	HongKong, China	100%	Holding company
Beijing Lexuebang	Jan 12, 2015	Beijing, China	100%	Education technical services
Wuhan Yuexuebang Network Technology Co., Ltd (“Wuhan Yuexuebang”)	May 25, 2020	Wuhan, China	100%	Education technical services
Beijing Yuexuebang Network Technology Co., Ltd (“Beijing Yuexuebang”)	Nov 24, 2020	Beijing, China	100%	Education technical services
VIE:
Beijing BaiJia	Jun 4, 2014	Beijing, China	100%	Education services
VIE’s major subsidiaries:
Beijing Genshuixue Technology Co., Ltd. (“Beijing Genshuixue”)	May 14, 2015	Beijing, China	100%	Education services
Beijing GaoTuYunJi Education Technology Co., Ltd. (“ GaoTuYunJi ”)	Jul 18, 2017	Beijing, China	100%	Education services
Shandong Genshuixue Internet Technology Co., Ltd. (“Shandong Genshuixue”)	Jan 17, 2020	Jinan, China	100%	Education services
Zhengzhou GaoTuYunJi Education Technology Co., Ltd. (“ZhengzhouGaoTu”)	Jan 19, 2020	Zhengzhou, China	100%	Education services
Xi’an GaoTuYunJi Education Technology Co., Ltd. (“Xi’anGaoTu”)	Mar 24, 2020	Xi’an, China	100%	Education services
Wuhan GaoTuYunJi Education Technology Co., Ltd. (“WuhanGaoTu”)	Apr 1, 2020	Wuhan, China	100%	Education services
The English names abov
e
 are for identification purpose only.

The VIE arrangements
Details of the contractual agreements are set forth below.

•	Agreements that transfer economic benefits to the Group:
Exclusive Management Services and Business Cooperation Agreement
Pursuant to the exclusive management services and business cooperation agreement among Beijing Lexuebang, the VIE and the shareholders of the VIE, Beijing Lexuebang has the exclusive right to provide or designate any third-party to provide, among other things, education management consultancy services, permission of intellectual property rights, technological support and business support to the VIE and its subsidiaries. In exchange, the VIE and its subsidiaries pay service fees to Beijing Lexuebang in an amount determined by Beijing Lexuebang in its sole discretion. Without the prior written consent of Beijing Lexuebang, the VIE and its subsidiaries cannot accept services provided by or establish similar cooperation relationship with any third-party. Beijing Lexuebang owns the exclusive intellectual property rights created as a result of the performance of this agreement unless otherwise provided by PRC laws or regulations. The agreement will be effective for twenty years upon signing by both parties. The term of the agreement was amended on March 2019 and the agreement will remain effective unless unanimously agreed by the parties concerned or unilaterally terminated by Beijing Lexuebang with a written notice. Unless otherwise required by applicable PRC laws, our VIE and its shareholders do not have any right to terminate the agreement.
•	Agreements that provide the Company effective control over Beijing BaiJia:
Equity Pledge Agreement
Under the equity interest pledge agreement among Beijing Lexuebang, the VIE and its shareholders, the VIE’s shareholders pledged all of their equity interests of the VIE to Beijing Lexuebang as security for performance of the obligations of the VIE and its shareholders under the exclusive call option agreement, the exclusive management services and business cooperation agreement and the powers of attorney. If any of the specified events of default occurs, Beijing Lexuebang may exercise the right to enforce the pledge immediately. Beijing Lexuebang may transfer all or any of its rights and obligations under the equity interest pledge agreement to its designee(s) at any time. The agreement will remain in effect until the fulfillment of all the obligations under the exclusive call option agreement, the exclusive management services and business cooperation agreement and the powers of attorney.
Exclusive Call Option Agreement
Under the exclusive call option agreement among Beijing Lexuebang, the VIE and its shareholders, each of the shareholders of the VIE irrevocably granted Beijing Lexuebang a right to purchase, or designate a third-party to purchase, all or any part of their equity interests in the VIE at a purchase price equal to the lowest price permissible by the then-applicable PRC laws and regulations at Beijing Lexuebang’s sole and absolute discretion to the extent permitted by PRC law. The shareholders of the VIE shall promptly give all considerations they received from the exercise of the options to Beijing Lexuebang or its designee(s). The VIE and its shareholders covenant that, without Beijing Lexuebang’s prior written consent, they will not, among other things, (i) create any pledge or encumbrance on their equity interests in the VIE; (ii) transfer or otherwise dispose of their equity interests in the VIE; (iii) change the VIE’s registered capital; (iv) amend the VIE’s articles of association; (v) sell, transfer, license or otherwise dispose of any of the VIE’s assets or allow any encumbrance of any assets, except for the disposal or the encumbrances of the assets that are treated as necessary for their daily business operations with the value of the assets involved in a single transaction not exceeding RMB100; (vi) cause the VIE to enter into any major contracts or terminate any material contracts to which the VIE is a party; (vii) declare or distribute dividends; (viii) terminate, liquidate or dissolve our VIE; or (ix) allow the VIE to incur, inherit, guarantee or permit any debts, except for those payables incurred in the ordinary or usual course of business but not incurred by way of borrowing. The agreement will remain effective until terminated by Beijing Lexuebang at its discretion or the entire equity interests in the VIE have been transferred to Beijing Lexuebang or its designees.
Powers of Attorney
Pursuant to the powers of attorney executed by the VIE’s shareholders, each of them irrevocably authorized Beijing Lexuebang or its designee(s) to act on their respective behalf as exclusive agent and attorney, to the extent permitted by law, with respect to all rights of shareholders concerning all the equity interest held by each of them in the VIE, including but not limited to proposing to convene or attend shareholder meetings, signing the resolutions and minutes of such meetings, exercising all the rights as shareholders (including but not limited to voting rights, nomination rights, appointment rights, the right to receive dividends and the right to sell, transfer, pledge or dispose of all the equity held in part or in whole).
Spousal Consent Letters
Pursuant to the spousal consent letters executed by the spouses of certain shareholders of the VIE, the signing spouses unconditionally and irrevocably agreed that the equity interest in the VIE held by and registered in the name of their spouses be disposed of in accordance with the exclusive call option agreement, the exclusive management services and business cooperation agreement, the equity interest pledge agreement and the powers of attorney described above, and that their spouses may perform, amend or terminate such agreements without their additional consent. Additionally, the signing spouses agreed not to assert any rights over the equity interest in the VIE held by their spouses. In addition, in the event that the signing spouses obtains any equity interest in the VIE held by their spouses for any reason, they agree to be bound by and sign any legal documents substantially similar to the contractual arrangements described above, as may be amended from time to time.

•	Risks in relation to VIE structure
The Company believes that the contractual arrangements with Beijing BaiJia and its shareholders are in compliance with existing PRC laws and regulations and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

•
Beijing BaiJia and its shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual agreements. If the Group cannot resolve any conflicts of interest or disputes between the Group and the shareholders of Beijing BaiJia, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

•
Beijing BaiJia and its shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIE or the Group, mandate a change in ownership structure or operations for the VIE or the Group, restrict the VIE or the Group’s use of financing sources or otherwise restrict the VIE or the Group’s ability to conduct business.

•
The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIE have failed to comply with the legal obligations required to effectuate such contractual arrangements.

•	If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government may restrict or prohibit the Group’s business and operations in China.
The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Group may not be able to consolidate Beijing BaiJia and its subsidiaries in the consolidated financial statements as the Group may lose the ability to exert effective control over Beijing BaiJia and its shareholders, and the Group may lose the ability to receive economic benefits from Beijing BaiJia.
The Group’s business has been directly operated by the VIE and its subsidiaries. As of December 31, 2019 and 2020, the VIE and its subsidiaries accounted for an aggregate of 57.21% and 33.02%, respectively, of the Group’s consolidated total assets, and 97.83% and 83.14% respectively of the Group’s consolidated total liabilities.
The following financial information of the Company’s VIE and VIE’s subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 was included in the accompanying consolidated financial statements:

	As of December 31
	2019	2020
	RMB	RMB
Cash and cash equivalents	9,763	20,701
Short-term investments	1,191,664	1,347,750
Prepaid expenses and other current assets	195,448	605,287
Inventory	8,822	48,074

Total current assets	1,405,697	2,021,812

Property, equipment and software, net	76,955	658,592
Intangible assets	100	13,219
Land use right	—	28,983
Long-term investments	143,800	5,356
Deferred tax assets	30,716	48,324
Operating lease right-of-use assets	264,909	660,407
Others	19,692	91,644

Total non-current assets	536,172	1,506,525

Total assets	1,941,869	3,528,337

Accrued expenses and other current liabilities	188,975	623,002
Deferred revenue, current portion	1,331,962	2,724,614
Current portion of operating lease liabilities	59,982	125,986
Income tax payable	16,093	4,654
Amounts due to related parties	460	—

Total current liabilities	1,597,472	3,478,256

Deferred revenue, non-current portion	5,674	9,125
Deferred tax liabilities	25	78,697
Non-current portion of operating lease liabilitie s	194,228	527,692
Other payables	—	26,580

Total non-current liabilities	199,927	642,094

Total liabilities	1,797,399	4,120,350

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	397,306	2,114,855	7,124,744
Net income	66,934	211,799	2,406,144
Net cash generated from operating activities	239,307	1,238,366	3,945,706
Net cash used in investing activities	(195,193)	(1,172,967)	(305,448)
Net cash used in financing activities	(31,040)	(87,239)	(132,644)

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and which can only be used to settle the VIE’s obligations. No creditors (or beneficial interest holders) of the VIE have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.